Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Templeton Variable Insurance Products Trust
Entity Central Index Key	0000837274
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$60	0.56%
[1],[2]
Expenses Paid, Amount	$ 60	[1]
Expense Ratio, Percent	0.56%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Allocation VIP Fund returned 12.98%. The Fund compares its performance to the S&P 500 Index, Bloomberg U.S. Aggregate Index, MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark†, which returned 17.88%, 7.30%, 31.85% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A modest underweight allocation to fixed income boosted relative returns.
↑	Global bonds supported relative results. Many central banks outside the U.S. had more pronounced monetary easing.
↑	Investment-grade bonds contributed to relative results, driven by high yields and tight spreads.

Top detractors from performance:
↓	Fund selection in equity detracted, although all but one underlying stock fund delivered double-digit gains.
↓	A modest underweight allocation to international stocks and U.S. equity overweight curbed relative returns.
↓	Exposure to U.S. Treasuries detracted from relative results, although all underlying bond funds posted gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.98	5.97	7.58
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI World ex-U.S. Index-NR	31.85	9.47	8.55
Linked Allocation VIP Fund Benchmark†	16.33	7.54	9.14
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 551,910,843
Holdings Count | $ / shares	1,058
Advisory Fees Paid, Amount	$ 2,760,263
Investment Company Portfolio Turnover	41.77%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,910,843
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,058
Total Management Fee Paid	$2,760,263
Portfolio Turnover Rate	41.77%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
In addition, effective January 31, 2025, Berkeley Bellknap was added as a portfolio manager of the Fund and effective March 31, 2025, Wylie Tollette retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documentshttps://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$86	0.81%
[5],[6]
Expenses Paid, Amount	$ 86	[5]
Expense Ratio, Percent	0.81%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Allocation VIP Fund returned 12.60%. The Fund compares its performance to the S&P 500 Index, Bloomberg U.S. Aggregate Index, MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark†, which returned 17.88%, 7.30%, 31.85% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A modest underweight allocation to fixed income boosted relative returns.
↑	Global bonds supported relative results. Many central banks outside the U.S. had more pronounced monetary easing.
↑	Investment-grade bonds contributed to relative results, driven by high yields and tight spreads.

Top detractors from performance:
↓	Fund selection in equity detracted, although all but one underlying stock fund delivered double-digit gains.
↓	A modest underweight allocation to international stocks and U.S. equity overweight curbed relative returns.
↓	Exposure to U.S. Treasuries detracted from relative results, although all underlying bond funds posted gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	12.60	5.73	7.32
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI World ex-U.S. Index-NR	31.85	9.47	8.55
Linked Allocation VIP Fund Benchmark†	16.33	7.54	9.14
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 551,910,843
Holdings Count | $ / shares	1,058
Advisory Fees Paid, Amount	$ 2,760,263
Investment Company Portfolio Turnover	41.77%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,910,843
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,058
Total Management Fee Paid	$2,760,263
Portfolio Turnover Rate	41.77%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
In addition, effective January 31, 2025, Berkeley Bellknap was added as a portfolio manager of the Fund and effective March 31, 2025, Wylie Tollette retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$97	0.91%
[9],[10]
Expenses Paid, Amount	$ 97	[9]
Expense Ratio, Percent	0.91%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Allocation VIP Fund returned 12.53%. The Fund compares its performance to the S&P 500 Index, Bloomberg U.S. Aggregate Index, MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark†, which returned 17.88%, 7.30%, 31.85% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A modest underweight allocation to fixed income boosted relative returns.
↑	Global bonds supported relative results. Many central banks outside the U.S. had more pronounced monetary easing.
↑	Investment-grade bonds contributed to relative results, driven by high yields and tight spreads.

Top detractors from performance:
↓	Fund selection in equity detracted, although all but one underlying stock fund delivered double-digit gains.
↓	A modest underweight allocation to international stocks and U.S. equity overweight curbed relative returns.
↓	Exposure to U.S. Treasuries detracted from relative results, although all underlying bond funds posted gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	12.53	5.59	7.19
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI World ex-U.S. Index-NR	31.85	9.47	8.55
Linked Allocation VIP Fund Benchmark†	16.33	7.54	9.14
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 551,910,843
Holdings Count | $ / shares	1,058
Advisory Fees Paid, Amount	$ 2,760,263
Investment Company Portfolio Turnover	41.77%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,910,843
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,058
Total Management Fee Paid	$2,760,263
Portfolio Turnover Rate	41.77%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
In addition, effective January 31, 2025, Berkeley Bellknap was added as a portfolio manager of the Fund and effective March 31, 2025, Wylie Tollette retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$96	0.88%
[13],[14]
Expenses Paid, Amount	$ 96	[13]
Expense Ratio, Percent	0.88%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin DynaTech VIP Fund returned 18.13%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 18.56% and 17.88, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The information technology (IT) sector was a top contributor to relative returns for the annual period. Within the sector, shares of electronic manufacturing services company Celestica outperformed in 2025, due to rising artificial intelligence (AI) data-center hardware demand and consistent earnings upgrades.

↑
Also in the IT sector, AppLovin’s strong performance was driven by rapid AI-powered ad-tech growth, consistent earnings beats and significant profitability gains. The mobile marketing platform operator was included in the S&P 500 in September 2025.

↑
Elsewhere in IT sector, an off-benchmark position in e-commerce platform Shopify added to relative performance. The company saw increased revenue growth by capturing a larger share of the U.S. e-commerce and retail markets and expanding internationally. Additionally, its business received a boost from the announcement of a new partnership with OpenAI.

Top detractors from performance:
↓
While IT was an overall contributor at the sector level, performance was held back by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressure on subscriptions and investor concerns about significant capital investments in 2025.

↓
An underweight in the strong-performing shares of NVIDIA limited our exposure to the stock’s gains and weighed on relative returns. The AI chipmaker continued to benefit from strong demand, particularly from major cloud providers that rely on NVIDIA chips for their AI services.

↓
In the industrials sector, shares of public safety technology company Axon Enterprise reached an all-time high in August but the stock experienced several sell-offs due to margin pressure, earnings misses, weaker guidance, valuation concerns and broader tech-sector volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	18.13	9.09	14.08
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Growth Index	18.56	15.32	18.12
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 190,548,752
Holdings Count | $ / shares	112
Advisory Fees Paid, Amount	$ 1,013,586
Investment Company Portfolio Turnover	36.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$190,548,752
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$1,013,586
Portfolio Turnover Rate	36.55%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$107	0.98%
[16],[17]
Expenses Paid, Amount	$ 107	[16]
Expense Ratio, Percent	0.98%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin DynaTech VIP Fund returned 17.90%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 18.56% and 17.88, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The information technology (IT) sector was a top contributor to relative returns for the annual period. Within the sector, shares of electronic manufacturing services company Celestica outperformed in 2025, due to rising artificial intelligence (AI) data-center hardware demand and consistent earnings upgrades.

↑
Also in the IT sector, AppLovin’s strong performance was driven by rapid AI-powered ad-tech growth, consistent earnings beats and significant profitability gains. The mobile marketing platform operator was included in the S&P 500 in September 2025.

↑
Elsewhere in IT sector, an off-benchmark position in e-commerce platform Shopify added to relative performance. The company saw increased revenue growth by capturing a larger share of the U.S. e-commerce and retail markets and expanding internationally. Additionally, its business received a boost from the announcement of a new partnership with OpenAI.

Top detractors from performance:
↓
While IT was an overall contributor at the sector level, performance was held back by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressure on subscriptions and investor concerns about significant capital investments in 2025.

↓
An underweight in the strong-performing shares of NVIDIA limited our exposure to the stock’s gains and weighed on relative returns. The AI chipmaker continued to benefit from strong demand, particularly from major cloud providers that rely on NVIDIA chips for their AI services.

↓
In the industrials sector, shares of public safety technology company Axon Enterprise reached an all-time high in August but the stock experienced several sell-offs due to margin pressure, earnings misses, weaker guidance, valuation concerns and broader tech-sector volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	17.90	8.96	13.95
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Growth Index	18.56	15.32	18.12
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 190,548,752
Holdings Count | $ / shares	112
Advisory Fees Paid, Amount	$ 1,013,586
Investment Company Portfolio Turnover	36.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$190,548,752
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$1,013,586
Portfolio Turnover Rate	36.55%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$104	1.00%
[19],[20]
Expenses Paid, Amount	$ 104	[19]
Expense Ratio, Percent	1.00%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Global Real Estate VIP Fund returned 8.22%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rising senior housing occupancy and favorable demographic trends were tailwinds for senior housing operator Welltower in the health care property subsector.
↑
The Fund’s top relative stock performer was Japanese property developer Mitsui Fudosan in the diversified property subsector. The company has been benefiting from its sustained focus on increasing return on capital and commensurate return of capital to reduce the discount to net asset value.

↑
Camden Property Trust benefited relative returns in the industrial property subsector. The company, which is central European focused, specializes in logistics and industrial parks. It reported robust leasing activity that boosted financial results over the period.

Top detractors from performance:
↓
Avalon Bay Communities was a leading detractor in the diversified property subsector. Shares of the apartment operator declined due to weakness in rent growth and higher than projected operating expenses.

↓
The residential property subsector was also weakened by a position in American Home 4 Rent, whose stock declined amid worries about slowing single-family rental trends. Additionally, lower interest rates have made home ownership more attainable, increasing investor concerns.

↓
Elsewhere in the residential property subsector, student housing operator Unite Group announced an unsolicited bid for peer Empiric Student Property (not a Fund holding) that was not well received given presumed modest accretion potential. Additionally, lease-up for the 2025/26 academic year was slower than last year’s pace.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	8.22	2.64	3.29
MSCI All Country World Index-NR	22.34	11.19	11.72
FTSE EPRA/NAREIT Developed Index	10.70	3.78	4.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 102,196,270
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 893,645
Investment Company Portfolio Turnover	33.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$102,196,270
Total Number of Portfolio Holdings	68
Total Management Fee Paid	$893,645
Portfolio Turnover Rate	33.46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[21]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that, under normal market conditions, the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets, or (b) the percentage of foreign issuers represented in the FTESE EPRA/NAREIT Developed Index minus 5%.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that, under normal market conditions, the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets, or (b) the percentage of foreign issuers represented in the FTESE EPRA/NAREIT Developed Index minus 5%.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$130	1.25%
[22],[23]
Expenses Paid, Amount	$ 130	[22]
Expense Ratio, Percent	1.25%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Global Real Estate VIP Fund returned 7.93%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rising senior housing occupancy and favorable demographic trends were tailwinds for senior housing operator Welltower in the health care property subsector.
↑
The Fund’s top relative stock performer was Japanese property developer Mitsui Fudosan in the diversified property subsector. The company has been benefiting from its sustained focus on increasing return on capital and commensurate return of capital to reduce the discount to net asset value.

↑
Camden Property Trust benefited relative returns in the industrial property subsector. The company, which is central European focused, specializes in logistics and industrial parks. It reported robust leasing activity that boosted financial results over the period.

Top detractors from performance:
↓
Avalon Bay Communities was a leading detractor in the diversified property subsector. Shares of the apartment operator declined due to weakness in rent growth and higher than projected operating expenses.

↓
The residential property subsector was also weakened by a position in American Home 4 Rent, whose stock declined amid worries about slowing single-family rental trends. Additionally, lower interest rates have made home ownership more attainable, increasing investor concerns.

↓
Elsewhere in the residential property subsector, student housing operator Unite Group announced an unsolicited bid for peer Empiric Student Property (not a Fund holding) that was not well received given presumed modest accretion potential. Additionally, lease-up for the 2025/26 academic year was slower than last year’s pace.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.93	2.36	3.03
MSCI All Country World Index-NR	22.34	11.19	11.72
FTSE EPRA/NAREIT Developed Index	10.70	3.78	4.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 102,196,270
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 893,645
Investment Company Portfolio Turnover	33.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$102,196,270
Total Number of Portfolio Holdings	68
Total Management Fee Paid	$893,645
Portfolio Turnover Rate	33.46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that, under normal market conditions, the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets, or (b) the percentage of foreign issuers represented in the FTESE EPRA/NAREIT Developed Index minus 5%.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that, under normal market conditions, the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets, or (b) the percentage of foreign issuers represented in the FTESE EPRA/NAREIT Developed Index minus 5%.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$64	0.59%
[25],[26]
Expenses Paid, Amount	$ 64	[25]
Expense Ratio, Percent	0.59%	[25]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Growth and Income VIP Fund returned 16.98%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 15.91% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Capital markets improvements and an improvement in the macro economy after tariff announcements benefited JPMorgan Chase in the financials sector. The financial services giant reported strong 2025 earnings results, including robust trading revenue and a rebound in investment-banking activity.

↑
Morgan Stanley also delivered strong performance in the financials sector. The global financial services company announced record revenues driven by growth in its institutional and wealth management businesses.

↑	Broadcom was a top contributor in the information technology sector. Shares of the chipmaker climbed sharply in 2025 because of strong demand for its custom artificial intelligence chips.

Top detractors from performance:
↓
UnitedHealth Group was a leading detractor in the health care sector. The health insurer was pressured by rising medical expenses, shrinking margins, regulatory scrutiny and leadership instability, which weighed on its stock.

↓
Merck & Co. was also a detractor in the health care sector. The stock of the global pharmaceutical company fell due to weak guidance, drug-sales disappointments and rising long-term concerns about its pipeline.

↓
In the consumer staples sector, Procter & Gamble hurt relative performance. Shares of the consumer goods company fell as weak demand and price-sensitive shoppers reduced purchasing and shifted to lower cost private-label brands.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	16.98	12.16	11.39
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 57,945,687
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 231,367
Investment Company Portfolio Turnover	36.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$57,945,687
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$231,367
Portfolio Turnover Rate	36.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[27]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect that the Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
In connection with the change to the principal investment strategies, disclosure was added for the Fund to reflect the additional principal risks of investing in REITs.
In addition, effective October 31, 2025, Daniel Nuckles, CFA, CPA, was added as a portfolio manager of the Fund, and effective December 31, 2025, Alan E. Muschott stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect that the Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$91	0.84%
[28],[29]
Expenses Paid, Amount	$ 91	[28]
Expense Ratio, Percent	0.84%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Growth and Income VIP Fund returned 16.90%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 15.91% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Capital markets improvements and an improvement in the macro economy after tariff announcements benefited JPMorgan Chase in the financials sector. The financial services giant reported strong 2025 earnings results, including robust trading revenue and a rebound in investment-banking activity.

↑
Morgan Stanley also delivered strong performance in the financials sector. The global financial services company announced record revenues driven by growth in its institutional and wealth management businesses.

↑	Broadcom was a top contributor in the information technology sector. Shares of the chipmaker climbed sharply in 2025 because of strong demand for its custom artificial intelligence chips.

Top detractors from performance:
↓
UnitedHealth Group was a leading detractor in the health care sector. The health insurer was pressured by rising medical expenses, shrinking margins, regulatory scrutiny and leadership instability, which weighed on its stock.

↓
Merck & Co. was also a detractor in the health care sector. The stock of the global pharmaceutical company fell due to weak guidance, drug-sales disappointments and rising long-term concerns about its pipeline.

↓
In the consumer staples sector, Procter & Gamble hurt relative performance. Shares of the consumer goods company fell as weak demand and price-sensitive shoppers reduced purchasing and shifted to lower cost private-label brands.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	16.90	11.90	11.12
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 57,945,687
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 231,367
Investment Company Portfolio Turnover	36.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$57,945,687
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$231,367
Portfolio Turnover Rate	36.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect that the Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
In connection with the change to the principal investment strategies, disclosure was added for the Fund to reflect the additional principal risks of investing in REITs.
In addition, effective October 31, 2025, Daniel Nuckles, CFA, CPA, was added as a portfolio manager of the Fund, and effective December 31, 2025, Alan E. Muschott stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect that the Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$50	0.47%
[31],[32]
Expenses Paid, Amount	$ 50	[31]
Expense Ratio, Percent	0.47%	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2025, Class 1 shares of Franklin Income VIP Fund returned 12.87%. The Fund compares its performance to the Blended Benchmark†, which returned 10.07% for the same period. The Fund previously also compared its performance to the S&P 500 Index, which returned 17.88% for the same period. Effective May 1, 2025, the Fund discontinued using this benchmark.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and financials sectors led absolute fixed income returns during the period, followed by securitized products. On an individual issuer basis, Community Health Systems, U.S. Treasuries (USTs), and Freddie Mac added value.

↑
Among equities, returns were driven by the information technology (IT), health care, and financials sectors. Top contributors within these respective sectors were Intel, Johnson & Johnson, and Morgan Stanley.

↑
Selection within health care and IT assisted relative fixed income returns, as did an underweight allocation to USTs. Equity returns benefited from selection and an overweight allocation to financials and IT, in addition to stock selection within materials.

Top detractors from performance:
↓	Ardagh Holdings detracted from fixed income returns within the materials sector.
↓
Equity performance was weakened by the consumer discretionary and communication services sectors. Comcast detracted within communication services, while Procter & Gamble and UnitedHealth Group hindered returns within consumer staples and health care, respectively.

↓
Selection within energy and an overweight allocation to the utilities and materials sectors hurt relative fixed income returns. Moreover, underweight positioning among health care and industrials companies detracted from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.87	7.92	7.57
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 3000 Index	17.15	13.15	14.28
Blended Benchmark†	10.07	5.72	7.28
S&P 500 Index	17.88	14.43	14.82
[33]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 3,251,046,298
Holdings Count | $ / shares	286
Advisory Fees Paid, Amount	$ 14,383,451
Investment Company Portfolio Turnover	41.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,251,046,298
Total Number of Portfolio Holdings	286
Total Management Fee Paid	$14,383,451
Portfolio Turnover Rate	41.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[34]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$77	0.72%
[35],[36]
Expenses Paid, Amount	$ 77	[35]
Expense Ratio, Percent	0.72%	[35]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2025, Class 2 shares of Franklin Income VIP Fund returned 12.56%. The Fund compares its performance to the Blended Benchmark†, which returned 10.07% for the same period. The Fund previously also compared its performance to the S&P 500 Index, which returned 17.88% for the same period. Effective May 1, 2025, the Fund discontinued using this benchmark.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and financials sectors led absolute fixed income returns during the period, followed by securitized products. On an individual issuer basis, Community Health Systems, U.S. Treasuries (USTs), and Freddie Mac added value.

↑
Among equities, returns were driven by the information technology (IT), health care, and financials sectors. Top contributors within these respective sectors were Intel, Johnson & Johnson, and Morgan Stanley.

↑
Selection within health care and IT assisted relative fixed income returns, as did an underweight allocation to USTs. Equity returns benefited from selection and an overweight allocation to financials and IT, in addition to stock selection within materials.

Top detractors from performance:
↓	Ardagh Holdings detracted from fixed income returns within the materials sector.
↓
Equity performance was weakened by the consumer discretionary and communication services sectors. Comcast detracted within communication services, while Procter & Gamble and UnitedHealth Group hindered returns within consumer staples and health care, respectively.

↓
Selection within energy and an overweight allocation to the utilities and materials sectors hurt relative fixed income returns. Moreover, underweight positioning among health care and industrials companies detracted from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	12.56	7.66	7.30
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 3000 Index	17.15	13.15	14.28
Blended Benchmark†	10.07	5.72	7.28
S&P 500 Index	17.88	14.43	14.82
[37]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 3,251,046,298
Holdings Count | $ / shares	286
Advisory Fees Paid, Amount	$ 14,383,451
Investment Company Portfolio Turnover	41.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,251,046,298
Total Number of Portfolio Holdings	286
Total Management Fee Paid	$14,383,451
Portfolio Turnover Rate	41.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[38]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$87	0.82%
[39],[40]
Expenses Paid, Amount	$ 87	[39]
Expense Ratio, Percent	0.82%	[39]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2025, Class 4 shares of Franklin Income VIP Fund returned 12.43%. The Fund compares its performance to the Blended Benchmark†, which returned 10.07% for the same period. The Fund previously also compared its performance to the S&P 500 Index, which returned 17.88% for the same period. Effective May 1, 2025, the Fund discontinued using this benchmark.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and financials sectors led absolute fixed income returns during the period, followed by securitized products. On an individual issuer basis, Community Health Systems, U.S. Treasuries (USTs), and Freddie Mac added value.

↑
Among equities, returns were driven by the information technology (IT), health care, and financials sectors. Top contributors within these respective sectors were Intel, Johnson & Johnson, and Morgan Stanley.

↑
Selection within health care and IT assisted relative fixed income returns, as did an underweight allocation to USTs. Equity returns benefited from selection and an overweight allocation to financials and IT, in addition to stock selection within materials.

Top detractors from performance:
↓	Ardagh Holdings detracted from fixed income returns within the materials sector.
↓
Equity performance was weakened by the consumer discretionary and communication services sectors. Comcast detracted within communication services, while Procter & Gamble and UnitedHealth Group hindered returns within consumer staples and health care, respectively.

↓
Selection within energy and an overweight allocation to the utilities and materials sectors hurt relative fixed income returns. Moreover, underweight positioning among health care and industrials companies detracted from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	12.43	7.54	7.19
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 3000 Index	17.15	13.15	14.28
Blended Benchmark†	10.07	5.72	7.28
S&P 500 Index	17.88	14.43	14.82
[41]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 3,251,046,298
Holdings Count | $ / shares	286
Advisory Fees Paid, Amount	$ 14,383,451
Investment Company Portfolio Turnover	41.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,251,046,298
Total Number of Portfolio Holdings	286
Total Management Fee Paid	$14,383,451
Portfolio Turnover Rate	41.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[42]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$87	0.84%
[43],[44]
Expenses Paid, Amount	$ 87	[43]
Expense Ratio, Percent	0.84%	[43]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Large Cap Growth VIP Fund returned 7.48%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.88% and 18.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the Information technology (IT) sector, electronic components manufacturer Amphenol saw healthy demand trends across all end markets. Particular strength was seen in the communications solutions and the IT datacom businesses. Amphenol remains a key supplier to the artificial intelligence (AI) infrastructure build.

↑
AppLovin’s solid results in the IT sector were supported by the ongoing adoption of its Axon ad-tech platform, which has seen significant growth and led to increased profit projections. The operator of the mobile marketing platform was added to the S&P 500 in September 2025.

↑	The rise of cyber threats has boosted demand for cybersecurity solutions and benefited CrowdStrike, a unified cybersecurity platform solution.

Top detractors from performance:
↓
The IT sector was hindered by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressures on subscriptions and investor concerns about new competition.

↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company saw softer sales growth and weakening demand for premium dog food due to economic pressures and new competitive entrants.

↓	Retailer inventory adjustments and reduced full-year 2025 guidance were headwinds for nutrition products company BellRing Brands in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.48	7.09	13.16
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Russell 1000 Growth Index	18.56	15.32	18.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 84,040,611
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 677,107
Investment Company Portfolio Turnover	34.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,040,611
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$677,107
Portfolio Turnover Rate	34.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[45]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$115	1.11%
[46],[47]
Expenses Paid, Amount	$ 115	[46]
Expense Ratio, Percent	1.11%	[46]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Large Cap Growth VIP Fund returned 7.22%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.88% and 18.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the Information technology (IT) sector, electronic components manufacturer Amphenol saw healthy demand trends across all end markets. Particular strength was seen in the communications solutions and the IT datacom businesses. Amphenol remains a key supplier to the artificial intelligence (AI) infrastructure build.

↑
AppLovin’s solid results in the IT sector were supported by the ongoing adoption of its Axon ad-tech platform, which has seen significant growth and led to increased profit projections. The operator of the mobile marketing platform was added to the S&P 500 in September 2025.

↑	The rise of cyber threats has boosted demand for cybersecurity solutions and benefited CrowdStrike, a unified cybersecurity platform solution.

Top detractors from performance:
↓
The IT sector was hindered by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressures on subscriptions and investor concerns about new competition.

↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company saw softer sales growth and weakening demand for premium dog food due to economic pressures and new competitive entrants.

↓	Retailer inventory adjustments and reduced full-year 2025 guidance were headwinds for nutrition products company BellRing Brands in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.22	6.83	12.87
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Russell 1000 Growth Index	18.56	15.32	18.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 84,040,611
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 677,107
Investment Company Portfolio Turnover	34.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,040,611
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$677,107
Portfolio Turnover Rate	34.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$102	0.91%
[49],[50]
Expenses Paid, Amount	$ 102	[49]
Expense Ratio, Percent	0.91%	[49]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Mutual Global Discovery VIP Fund returned 23.62%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	23.62	12.27	8.79
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 445,378,174
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 3,722,294
Investment Company Portfolio Turnover	43.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$445,378,174
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$3,722,294
Portfolio Turnover Rate	43.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[51]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$130	1.16%
[52],[53]
Expenses Paid, Amount	$ 130	[52]
Expense Ratio, Percent	1.16%	[52]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Mutual Global Discovery VIP Fund returned 23.34%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	23.34	12.00	8.52
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 445,378,174
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 3,722,294
Investment Company Portfolio Turnover	43.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$445,378,174
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$3,722,294
Portfolio Turnover Rate	43.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$141	1.26%
[55],[56]
Expenses Paid, Amount	$ 141	[55]
Expense Ratio, Percent	1.26%	[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Mutual Global Discovery VIP Fund returned 23.25%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	23.25	11.88	8.41
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 445,378,174
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 3,722,294
Investment Company Portfolio Turnover	43.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$445,378,174
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$3,722,294
Portfolio Turnover Rate	43.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[57]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$73	0.69%
[58],[59]
Expenses Paid, Amount	$ 73	[58]
Expense Ratio, Percent	0.69%	[58]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Mutual Shares VIP Fund returned 11.81%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	11.81	9.49	7.80
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,974,229,533
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 13,090,901
Investment Company Portfolio Turnover	56.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,974,229,533
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$13,090,901
Portfolio Turnover Rate	56.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[60],[61]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$99	0.94%
[62],[63]
Expenses Paid, Amount	$ 99	[62]
Expense Ratio, Percent	0.94%	[62]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Mutual Shares VIP Fund returned 11.52%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	11.52	9.20	7.53
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,974,229,533
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 13,090,901
Investment Company Portfolio Turnover	56.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,974,229,533
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$13,090,901
Portfolio Turnover Rate	56.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[64],[65]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$110	1.04%
[66],[67]
Expenses Paid, Amount	$ 110	[66]
Expense Ratio, Percent	1.04%	[66]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Mutual Shares VIP Fund returned 11.45%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	11.45	9.11	7.43
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,974,229,533
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 13,090,901
Investment Company Portfolio Turnover	56.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,974,229,533
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$13,090,901
Portfolio Turnover Rate	56.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[68],[69]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$67	0.63%
[70],[71]
Expenses Paid, Amount	$ 67	[70]
Expense Ratio, Percent	0.63%	[70]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Rising Dividends VIP Fund returned 12.05%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Shares of semiconductor and software giant Broadcom advanced sharply as rising demand for artificial (AI) infrastructure helped drive record revenue, earnings and bookings. Broadcom achieved new revenue and earnings highs on the back of $21 billion worth of AI chip deals from Anthropic, together with accelerating AI-related revenue growth, bolstered by new networking.

↑
Aerospace and defense giant RTX rallied as rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog. RTX benefited from robust aerospace aftermarket demand, while strong missile and defense systems sales supported results and led management to raise full-year guidance. A shortage of new commercial jets and energy-efficient engines drove demand for high-margin aftermarket parts and RTX’s Pratt & Whitney engines.

↑
An underweight to Apple contributed to relative performance as the company’s share price advanced but failed to keep pace with industry peers, sector gains and the benchmark, especially in the first half of 2025. Disappointing guidance and concerns around the impact of U.S.- China tariffs on Apple’s supply chain and margins weighed on the stock, along with weaker than expected guidance and a sense that Apple was trailing in the AI race.

Top detractors from performance:
↓
A lack of exposure to Google parent Alphabet, chipmaker NVIDIA and other AI-driven stocks that do not meet the Fund’s dividend screen for investment weighed heavily on relative returns. Within the portfolio’s holdings, the largest detractor was consulting firm Accenture. Worries about the potential impact of AI and U.S. federal cost-cutting weighed on the stock, and Accenture announced a restructuring aimed at accelerating AI-driven growth and supporting margins.

↓
Health insurance giant UnitedHealth’s stock, perceived early in the period as a “safe haven” from trade policy uncertainty, declined sharply amid rising medical costs and elevated utilization trends, particularly within UNH’s Medicare Advantage business. Management turnover and heightened regulatory scrutiny added pressure.

↓
Shares of diversified software company Roper Technologies declined during the year, pressured by disappointing guidance, uncertain macroeconomic conditions, and concerns around tariffs, the impact of AI, acquisition-related costs and incremental dilution, and the impact of the U.S. government shutdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.05	9.77	12.37
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,589,401,254
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 9,439,578
Investment Company Portfolio Turnover	20.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,589,401,254
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$9,439,578
Portfolio Turnover Rate	20.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[72]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$93	0.88%
[73],[74]
Expenses Paid, Amount	$ 93	[73]
Expense Ratio, Percent	0.88%	[73]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Rising Dividends VIP Fund returned 11.80%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Shares of semiconductor and software giant Broadcom advanced sharply as rising demand for artificial (AI) infrastructure helped drive record revenue, earnings and bookings. Broadcom achieved new revenue and earnings highs on the back of $21 billion worth of AI chip deals from Anthropic, together with accelerating AI-related revenue growth, bolstered by new networking.

↑
Aerospace and defense giant RTX rallied as rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog. RTX benefited from robust aerospace aftermarket demand, while strong missile and defense systems sales supported results and led management to raise full-year guidance. A shortage of new commercial jets and energy-efficient engines drove demand for high-margin aftermarket parts and RTX’s Pratt & Whitney engines.

↑
An underweight to Apple contributed to relative performance as the company’s share price advanced but failed to keep pace with industry peers, sector gains and the benchmark, especially in the first half of 2025. Disappointing guidance and concerns around the impact of U.S.- China tariffs on Apple’s supply chain and margins weighed on the stock, along with weaker than expected guidance and a sense that Apple was trailing in the AI race.

Top detractors from performance:
↓
A lack of exposure to Google parent Alphabet, chipmaker NVIDIA and other AI-driven stocks that do not meet the Fund’s dividend screen for investment weighed heavily on relative returns. Within the portfolio’s holdings, the largest detractor was consulting firm Accenture. Worries about the potential impact of AI and U.S. federal cost-cutting weighed on the stock, and Accenture announced a restructuring aimed at accelerating AI-driven growth and supporting margins.

↓
Health insurance giant UnitedHealth’s stock, perceived early in the period as a “safe haven” from trade policy uncertainty, declined sharply amid rising medical costs and elevated utilization trends, particularly within UNH’s Medicare Advantage business. Management turnover and heightened regulatory scrutiny added pressure.

↓
Shares of diversified software company Roper Technologies declined during the year, pressured by disappointing guidance, uncertain macroeconomic conditions, and concerns around tariffs, the impact of AI, acquisition-related costs and incremental dilution, and the impact of the U.S. government shutdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	11.80	9.50	12.10
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,589,401,254
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 9,439,578
Investment Company Portfolio Turnover	20.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,589,401,254
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$9,439,578
Portfolio Turnover Rate	20.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[75]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$104	0.98%
[76],[77]
Expenses Paid, Amount	$ 104	[76]
Expense Ratio, Percent	0.98%	[76]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Rising Dividends VIP Fund returned 11.66%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Shares of semiconductor and software giant Broadcom advanced sharply as rising demand for artificial (AI) infrastructure helped drive record revenue, earnings and bookings. Broadcom achieved new revenue and earnings highs on the back of $21 billion worth of AI chip deals from Anthropic, together with accelerating AI-related revenue growth, bolstered by new networking.

↑
Aerospace and defense giant RTX rallied as rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog. RTX benefited from robust aerospace aftermarket demand, while strong missile and defense systems sales supported results and led management to raise full-year guidance. A shortage of new commercial jets and energy-efficient engines drove demand for high-margin aftermarket parts and RTX’s Pratt & Whitney engines.

↑
An underweight to Apple contributed to relative performance as the company’s share price advanced but failed to keep pace with industry peers, sector gains and the benchmark, especially in the first half of 2025. Disappointing guidance and concerns around the impact of U.S.- China tariffs on Apple’s supply chain and margins weighed on the stock, along with weaker than expected guidance and a sense that Apple was trailing in the AI race.

Top detractors from performance:
↓
A lack of exposure to Google parent Alphabet, chipmaker NVIDIA and other AI-driven stocks that do not meet the Fund’s dividend screen for investment weighed heavily on relative returns. Within the portfolio’s holdings, the largest detractor was consulting firm Accenture. Worries about the potential impact of AI and U.S. federal cost-cutting weighed on the stock, and Accenture announced a restructuring aimed at accelerating AI-driven growth and supporting margins.

↓
Health insurance giant UnitedHealth’s stock, perceived early in the period as a “safe haven” from trade policy uncertainty, declined sharply amid rising medical costs and elevated utilization trends, particularly within UNH’s Medicare Advantage business. Management turnover and heightened regulatory scrutiny added pressure.

↓
Shares of diversified software company Roper Technologies declined during the year, pressured by disappointing guidance, uncertain macroeconomic conditions, and concerns around tariffs, the impact of AI, acquisition-related costs and incremental dilution, and the impact of the U.S. government shutdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	11.66	9.38	11.98
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,589,401,254
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 9,439,578
Investment Company Portfolio Turnover	20.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,589,401,254
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$9,439,578
Portfolio Turnover Rate	20.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[78]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$69	0.66%
[79],[80]
Expenses Paid, Amount	$ 69	[79]
Expense Ratio, Percent	0.66%	[79]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Small Cap Value VIP Fund returned 7.90%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑
MKS, which offers technological solutions to semiconductor manufacturing,  amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.

↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.90	9.13	10.09
Russell 3000 Index	17.15	13.15	14.28
Russell 2000 Value Index	12.59	8.88	9.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,127,464,046
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 6,984,169
Investment Company Portfolio Turnover	56.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,127,464,046
Total Number of Portfolio Holdings	84
Total Management Fee Paid	$6,984,169
Portfolio Turnover Rate	56.76%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[81]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$94	0.91%
[82],[83]
Expenses Paid, Amount	$ 94	[82]
Expense Ratio, Percent	0.91%	[82]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Small Cap Value VIP Fund returned 7.65%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑
MKS, which offers technological solutions to semiconductor manufacturing,  amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.

↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.65	8.86	9.81
Russell 3000 Index	17.15	13.15	14.28
Russell 2000 Value Index	12.59	8.88	9.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,127,464,046
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 6,984,169
Investment Company Portfolio Turnover	56.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,127,464,046
Total Number of Portfolio Holdings	84
Total Management Fee Paid	$6,984,169
Portfolio Turnover Rate	56.76%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$105	1.01%
[85],[86]
Expenses Paid, Amount	$ 105	[85]
Expense Ratio, Percent	1.01%	[85]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Small Cap Value VIP Fund returned 7.49%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑
MKS, which offers technological solutions to semiconductor manufacturing,  amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.

↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	7.49	8.75	9.71
Russell 3000 Index	17.15	13.15	14.28
Russell 2000 Value Index	12.59	8.88	9.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,127,464,046
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 6,984,169
Investment Company Portfolio Turnover	56.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,127,464,046
Total Number of Portfolio Holdings	84
Total Management Fee Paid	$6,984,169
Portfolio Turnover Rate	56.76%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[87]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$84	0.83%
[88],[89]
Expenses Paid, Amount	$ 84	[88]
Expense Ratio, Percent	0.83%	[88]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Small-Mid Cap Growth VIP Fund returned 2.70%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 8.66% and 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the information technology (IT) sector, a position in Databricks was the Fund’s top relative contributor for the period. A privately held company, it became one of the strongest enterprise beneficiaries of the artificial intelligence (AI) boom. Heavy adoption of new products and major partnerships with the world’s leading AI companies helped fuel investor optimism.

↑
In the consumer discretionary sector, DoorDash delivered accelerated growth, increased profitability and expanded into lucrative new verticals over the period, which boosted shares of the delivery platform operator.

↑
In the industrials sector, the U.S. government’s focus on bolstering defense spending lifted the shares of BWX Technologies, which is a supplier of nuclear components and fuel to the U.S. Navy and the commercial nuclear power industry.

Top detractors from performance:
↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company repeatedly missed revenue estimates, issued softer sales guidance and faced weakening demand for premium dog food due to economic pressures.

↓
A pullback in consumer restaurant spending led to a slowdown in same-store sales, missed revenue expectations and disappointing full-year guidance for casual Mediterranean restaurant chain Cava Group in the consumer discretionary sector.

↓
HubSpot detracted from relative returns in the IT sector. Shares of the cloud-based marketing platform declined in 2025 because of revenue growth deceleration and concerns about slowing growth in 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	2.70	1.27	10.16
Russell 3000 Index	17.15	13.15	14.28
Russell Midcap Growth Index	8.66	6.65	12.49
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 403,899,313
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,337,229
Investment Company Portfolio Turnover	32.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$403,899,313
Total Number of Portfolio Holdings	83
Total Management Fee Paid	$3,337,229
Portfolio Turnover Rate	32.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[90]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, JJ Swartz was added as a portfolio manager of the Fund and Michael McCarthy retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$109	1.08%
[91],[92]
Expenses Paid, Amount	$ 109	[91]
Expense Ratio, Percent	1.08%	[91]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Small-Mid Cap Growth VIP Fund returned 2.52%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 8.66% and 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the information technology (IT) sector, a position in Databricks was the Fund’s top relative contributor for the period. A privately held company, it became one of the strongest enterprise beneficiaries of the artificial intelligence (AI) boom. Heavy adoption of new products and major partnerships with the world’s leading AI companies helped fuel investor optimism.

↑
In the consumer discretionary sector, DoorDash delivered accelerated growth, increased profitability and expanded into lucrative new verticals over the period, which boosted shares of the delivery platform operator.

↑
In the industrials sector, the U.S. government’s focus on bolstering defense spending lifted the shares of BWX Technologies, which is a supplier of nuclear components and fuel to the U.S. Navy and the commercial nuclear power industry.

Top detractors from performance:
↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company repeatedly missed revenue estimates, issued softer sales guidance and faced weakening demand for premium dog food due to economic pressures.

↓
A pullback in consumer restaurant spending led to a slowdown in same-store sales, missed revenue expectations and disappointing full-year guidance for casual Mediterranean restaurant chain Cava Group in the consumer discretionary sector.

↓
HubSpot detracted from relative returns in the IT sector. Shares of the cloud-based marketing platform declined in 2025 because of revenue growth deceleration and concerns about slowing growth in 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	2.52	1.03	9.89
Russell 3000 Index	17.15	13.15	14.28
Russell Midcap Growth Index	8.66	6.65	12.49
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 403,899,313
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,337,229
Investment Company Portfolio Turnover	32.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$403,899,313
Total Number of Portfolio Holdings	83
Total Management Fee Paid	$3,337,229
Portfolio Turnover Rate	32.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[93]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, JJ Swartz was added as a portfolio manager of the Fund and Michael McCarthy retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$119	1.18%
[94],[95]
Expenses Paid, Amount	$ 119	[94]
Expense Ratio, Percent	1.18%	[94]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Small-Mid Cap Growth VIP Fund returned 2.40%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 8.66% and 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the information technology (IT) sector, a position in Databricks was the Fund’s top relative contributor for the period. A privately held company, it became one of the strongest enterprise beneficiaries of the artificial intelligence (AI) boom. Heavy adoption of new products and major partnerships with the world’s leading AI companies helped fuel investor optimism.

↑
In the consumer discretionary sector, DoorDash delivered accelerated growth, increased profitability and expanded into lucrative new verticals over the period, which boosted shares of the delivery platform operator.

↑
In the industrials sector, the U.S. government’s focus on bolstering defense spending lifted the shares of BWX Technologies, which is a supplier of nuclear components and fuel to the U.S. Navy and the commercial nuclear power industry.

Top detractors from performance:
↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company repeatedly missed revenue estimates, issued softer sales guidance and faced weakening demand for premium dog food due to economic pressures.

↓
A pullback in consumer restaurant spending led to a slowdown in same-store sales, missed revenue expectations and disappointing full-year guidance for casual Mediterranean restaurant chain Cava Group in the consumer discretionary sector.

↓
HubSpot detracted from relative returns in the IT sector. Shares of the cloud-based marketing platform declined in 2025 because of revenue growth deceleration and concerns about slowing growth in 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	2.40	0.92	9.78
Russell 3000 Index	17.15	13.15	14.28
Russell Midcap Growth Index	8.66	6.65	12.49
S&P 500 Index	17.88	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 403,899,313
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,337,229
Investment Company Portfolio Turnover	32.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$403,899,313
Total Number of Portfolio Holdings	83
Total Management Fee Paid	$3,337,229
Portfolio Turnover Rate	32.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[96]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, JJ Swartz was added as a portfolio manager of the Fund and Michael McCarthy retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$83	0.80%
[97],[98]
Expenses Paid, Amount	$ 83	[97]
Expense Ratio, Percent	0.80%	[97]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Strategic Income VIP Fund returned 7.42%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-index exposure to high-yield corporate bonds
↑	Overweight exposure to sovereign emerging market debt
↑	Security selection in high-yield corporate bonds

Top detractors from performance:
↓	U.S. yield curve positioning
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in senior-secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.42	2.15	3.36
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 272,216,584
Holdings Count | $ / shares	708
Advisory Fees Paid, Amount	$ 1,677,761
Investment Company Portfolio Turnover	131.34%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$272,216,584
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	708
Total Management Fee Paid	$1,677,761
Portfolio Turnover Rate	131.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[99],[100]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed and disclosure regarding the risks of investing in CMOs was added.
In addition, effective September 30, 2025, Albert Chan, CFA was added as a portfolio manager of the Fund and Benjamin Cryer and Thomas Runkle stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$109	1.05%
[101],[102]
Expenses Paid, Amount	$ 109	[101]
Expense Ratio, Percent	1.05%	[101]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Strategic Income VIP Fund returned 7.24%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-index exposure to high-yield corporate bonds
↑	Overweight exposure to sovereign emerging market debt
↑	Security selection in high-yield corporate bonds

Top detractors from performance:
↓	U.S. yield curve positioning
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in senior-secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.24	1.92	3.10
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 272,216,584
Holdings Count | $ / shares	708
Advisory Fees Paid, Amount	$ 1,677,761
Investment Company Portfolio Turnover	131.34%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$272,216,584
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	708
Total Management Fee Paid	$1,677,761
Portfolio Turnover Rate	131.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[103],[104]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed and disclosure regarding the risks of investing in CMOs was added.
In addition, effective September 30, 2025, Albert Chan, CFA was added as a portfolio manager of the Fund and Benjamin Cryer and Thomas Runkle stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$119	1.15%
[105],[106]
Expenses Paid, Amount	$ 119	[105]
Expense Ratio, Percent	1.15%	[105]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Strategic Income VIP Fund returned 7.05%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-index exposure to high-yield corporate bonds
↑	Overweight exposure to sovereign emerging market debt
↑	Security selection in high-yield corporate bonds

Top detractors from performance:
↓	U.S. yield curve positioning
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in senior-secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	7.05	1.81	3.00
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 272,216,584
Holdings Count | $ / shares	708
Advisory Fees Paid, Amount	$ 1,677,761
Investment Company Portfolio Turnover	131.34%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$272,216,584
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	708
Total Management Fee Paid	$1,677,761
Portfolio Turnover Rate	131.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[107],[108]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed and disclosure regarding the risks of investing in CMOs was added.
In addition, effective September 30, 2025, Albert Chan, CFA was added as a portfolio manager of the Fund and Benjamin Cryer and Thomas Runkle stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$55	0.53%
[109],[110]
Expenses Paid, Amount	$ 55	[109]
Expense Ratio, Percent	0.53%	[109]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin U.S. Government Securities VIP Fund returned 7.01%. The Fund compares its performance to the  Bloomberg U.S. Government - Intermediate Index, which returned 6.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and U.S. agency bonds contributed to performance.
↑	Positioning in the 10- and 20-year segments of the yield curve aided performance amid declining yields.
↑	Allocation to agency adjustable-rate mortgages and agency dus benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to the five- and two-year portions of the curve as yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.01	0.26	1.39
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government - Intermediate Index	6.50	0.64	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 497,218,964
Holdings Count | $ / shares	659
Advisory Fees Paid, Amount	$ 2,518,466
Investment Company Portfolio Turnover	23.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$497,218,964
Total Number of Portfolio Holdings	659
Total Management Fee Paid	$2,518,466
Portfolio Turnover Rate	23.32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[111]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Paul Varunok stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$81	0.78%
[112],[113]
Expenses Paid, Amount	$ 81	[112]
Expense Ratio, Percent	0.78%	[112]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin U.S. Government Securities VIP Fund returned 6.69%. The Fund compares its performance to the  Bloomberg U.S. Government - Intermediate Index, which returned 6.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and U.S. agency bonds contributed to performance.
↑	Positioning in the 10- and 20-year segments of the yield curve aided performance amid declining yields.
↑	Allocation to agency adjustable-rate mortgages and agency dus benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to the five- and two-year portions of the curve as yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	6.69	0.02	1.14
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government - Intermediate Index	6.50	0.64	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 497,218,964
Holdings Count | $ / shares	659
Advisory Fees Paid, Amount	$ 2,518,466
Investment Company Portfolio Turnover	23.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$497,218,964
Total Number of Portfolio Holdings	659
Total Management Fee Paid	$2,518,466
Portfolio Turnover Rate	23.32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[114]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Paul Varunok stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$138	1.12%
[115],[116]
Expenses Paid, Amount	$ 138	[115]
Expense Ratio, Percent	1.12%	[115]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Developing Markets VIP Fund returned 46.64%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology (IT), financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	By sector, utilities detracted.
↓	India-based IT services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	46.64	5.73	10.68
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 325,796,392
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,070,856
Investment Company Portfolio Turnover	16.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$325,796,392
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,070,856
Portfolio Turnover Rate	16.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[117]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$167	1.36%
[118],[119]
Expenses Paid, Amount	$ 167	[118]
Expense Ratio, Percent	1.36%	[118]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Developing Markets VIP Fund returned 46.27%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology (IT), financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	By sector, utilities detracted.
↓	India-based IT services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	46.27	5.46	10.40
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 325,796,392
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,070,856
Investment Company Portfolio Turnover	16.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$325,796,392
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,070,856
Portfolio Turnover Rate	16.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[120]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$181	1.47%
[121],[122]
Expenses Paid, Amount	$ 181	[121]
Expense Ratio, Percent	1.47%	[121]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Developing Markets VIP Fund returned 46.09%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology (IT), financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	By sector, utilities detracted.
↓	India-based IT services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	46.09	5.34	10.28
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 325,796,392
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,070,856
Investment Company Portfolio Turnover	16.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$325,796,392
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,070,856
Portfolio Turnover Rate	16.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[123]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$94	0.82%
[124],[125]
Expenses Paid, Amount	$ 94	[124]
Expense Ratio, Percent	0.82%	[124]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Foreign VIP Fund returned 29.51%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, financials and industrials sectors contributed to relative performance for the year.
↑	Geographically, stock selection in the Asia ex-Japan region contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands) and Alibaba Group (China).

Top detractors from performance:
↓	Stock selection in the materials, utilities and communication services sectors detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period end), Deustche Telekom (Germany) and BNP Paribas (France; not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	29.51	8.52	6.01
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 892,292,690
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 6,704,203
Investment Company Portfolio Turnover	65.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$892,292,690
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$6,704,203
Portfolio Turnover Rate	65.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[126]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA no longer serves as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$123	1.07%
[127],[128]
Expenses Paid, Amount	$ 123	[127]
Expense Ratio, Percent	1.07%	[127]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Foreign VIP Fund returned 29.19%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, financials and industrials sectors contributed to relative performance for the year.
↑	Geographically, stock selection in the Asia ex-Japan region contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands) and Alibaba Group (China).

Top detractors from performance:
↓	Stock selection in the materials, utilities and communication services sectors detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period end), Deustche Telekom (Germany) and BNP Paribas (France; not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	29.19	8.25	5.75
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 892,292,690
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 6,704,203
Investment Company Portfolio Turnover	65.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$892,292,690
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$6,704,203
Portfolio Turnover Rate	65.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[129]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA no longer serves as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$134	1.17%
[130],[131]
Expenses Paid, Amount	$ 134	[130]
Expense Ratio, Percent	1.17%	[130]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Foreign VIP Fund returned 28.97%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, financials and industrials sectors contributed to relative performance for the year.
↑	Geographically, stock selection in the Asia ex-Japan region contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands) and Alibaba Group (China).

Top detractors from performance:
↓	Stock selection in the materials, utilities and communication services sectors detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period end), Deustche Telekom (Germany) and BNP Paribas (France; not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	28.97	8.14	5.64
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 892,292,690
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 6,704,203
Investment Company Portfolio Turnover	65.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$892,292,690
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$6,704,203
Portfolio Turnover Rate	65.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[132]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA no longer serves as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$50	0.46%
[133],[134]
Expenses Paid, Amount	$ 50	[133]
Expense Ratio, Percent	0.46%	[133]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Global Bond VIP Fund returned 16.09%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned 6.56% and 7.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in Brazil, Mexico, South Africa and India contributed, as did underweighted duration exposure in Japan.
↑	Sovereign credit exposures contributed to relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
↓	Within interest-rate strategies, underweighted duration exposure to the U.S. detracted from relative returns.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	16.09	-0.69	0.11
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,420,051,346
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 6,171,628
Investment Company Portfolio Turnover	26.12%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,420,051,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Total Management Fee Paid	$6,171,628
Portfolio Turnover Rate	26.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[135]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$77	0.71%
[136],[137]
Expenses Paid, Amount	$ 77	[136]
Expense Ratio, Percent	0.71%	[136]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Global Bond VIP Fund returned 15.73%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned 6.56% and 7.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in Brazil, Mexico, South Africa and India contributed, as did underweighted duration exposure in Japan.
↑	Sovereign credit exposures contributed to relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
↓	Within interest-rate strategies, underweighted duration exposure to the U.S. detracted from relative returns.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	15.73	-0.96	-0.15
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,420,051,346
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 6,171,628
Investment Company Portfolio Turnover	26.12%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,420,051,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Total Management Fee Paid	$6,171,628
Portfolio Turnover Rate	26.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[138]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$87	0.81%
[139],[140]
Expenses Paid, Amount	$ 87	[139]
Expense Ratio, Percent	0.81%	[139]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Global Bond VIP Fund returned 15.56%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned 6.56% and 7.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in Brazil, Mexico, South Africa and India contributed, as did underweighted duration exposure in Japan.
↑	Sovereign credit exposures contributed to relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
↓	Within interest-rate strategies, underweighted duration exposure to the U.S. detracted from relative returns.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	15.56	-1.05	-0.25
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,420,051,346
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 6,171,628
Investment Company Portfolio Turnover	26.12%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,420,051,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Total Management Fee Paid	$6,171,628
Portfolio Turnover Rate	26.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[141]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$98	0.87%
[142],[143]
Expenses Paid, Amount	$ 98	[142]
Expense Ratio, Percent	0.87%	[142]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Growth VIP Fund returned 24.16%. The Fund compares its performance to the  MSCI All Country World Index-NR, which returned 22.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the industrials and information technology sectors and an overweight and stock selection in the health care sector contributed to relative performance for the year.
↑	Geographically, an overweight and stock selection in the U.K. was the largest contributor to relative returns.
↑	Rolls Royce (U.K.), BAE Systems (U.K.; not held at period-end), Amphenol (U.S.; not held at period-end), Taiwan Semiconductor (Taiwan), and Alphabet (U.S.).

Top detractors from performance:
↓	Stock selection in the materials, financials and consumer discretionary sectors detracted from relative performance.
↓	Geographically, stock selection in the Eurozone, particularly Ireland and the Netherlands, detracted from relative returns.
↓	UnitedHealth Group (U.S.), Nike (U.S.), ICON (Ireland), Salesforce (U.S.; not held at period-end), and Vinci (France).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	24.16	8.23	7.31
MSCI All Country World Index-NR	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 370,944,088
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,985,964
Investment Company Portfolio Turnover	77.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$370,944,088
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$2,985,964
Portfolio Turnover Rate	77.90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[144]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$125	1.12%
[145],[146]
Expenses Paid, Amount	$ 125	[145]
Expense Ratio, Percent	1.12%	[145]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Growth VIP Fund returned 23.83%. The Fund compares its performance to the  MSCI All Country World Index-NR, which returned 22.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the industrials and information technology sectors and an overweight and stock selection in the health care sector contributed to relative performance for the year.
↑	Geographically, an overweight and stock selection in the U.K. was the largest contributor to relative returns.
↑	Rolls Royce (U.K.), BAE Systems (U.K.; not held at period-end), Amphenol (U.S.; not held at period-end), Taiwan Semiconductor (Taiwan), and Alphabet (U.S.).

Top detractors from performance:
↓	Stock selection in the materials, financials and consumer discretionary sectors detracted from relative performance.
↓	Geographically, stock selection in the Eurozone, particularly Ireland and the Netherlands, detracted from relative returns.
↓	UnitedHealth Group (U.S.), Nike (U.S.), ICON (Ireland), Salesforce (U.S.; not held at period-end), and Vinci (France).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	23.83	7.95	7.04
MSCI All Country World Index-NR	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 370,944,088
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,985,964
Investment Company Portfolio Turnover	77.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$370,944,088
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$2,985,964
Portfolio Turnover Rate	77.90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[147]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$136	1.22%
[148],[149]
Expenses Paid, Amount	$ 136	[148]
Expense Ratio, Percent	1.22%	[148]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Growth VIP Fund returned 23.71%. The Fund compares its performance to the  MSCI All Country World Index-NR, which returned 22.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the industrials and information technology sectors and an overweight and stock selection in the health care sector contributed to relative performance for the year.
↑	Geographically, an overweight and stock selection in the U.K. was the largest contributor to relative returns.
↑	Rolls Royce (U.K.), BAE Systems (U.K.; not held at period-end), Amphenol (U.S.; not held at period-end), Taiwan Semiconductor (Taiwan), and Alphabet (U.S.).

Top detractors from performance:
↓	Stock selection in the materials, financials and consumer discretionary sectors detracted from relative performance.
↓	Geographically, stock selection in the Eurozone, particularly Ireland and the Netherlands, detracted from relative returns.
↓	UnitedHealth Group (U.S.), Nike (U.S.), ICON (Ireland), Salesforce (U.S.; not held at period-end), and Vinci (France).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	23.71	7.84	6.93
MSCI All Country World Index-NR	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 370,944,088
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,985,964
Investment Company Portfolio Turnover	77.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$370,944,088
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$2,985,964
Portfolio Turnover Rate	77.90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[150]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
†	Certain categories may represent less than 0.1%.

[62]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
†	Certain categories may represent less than 0.1%.

[66]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
†	Certain categories may represent less than 0.1%.

[70]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[71]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[74]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[83]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[86]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[89]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[92]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[95]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[98]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
†	Certain categories may represent less than 0.1%.

[101]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[102]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
†	Certain categories may represent less than 0.1%.

[105]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[106]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
†	Certain categories may represent less than 0.1%.

[109]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[110]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[116]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[119]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[122]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[125]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[128]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[131]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[134]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[137]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[138]
*	Does not include derivatives, except purchased options, if any.

[139]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[140]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[143]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[146]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[149]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[150]
*	Does not include derivatives, except purchased options, if any.